Filed pursuant to Rule 497(a)

File No. 333-186045

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DoubleLine Income Solutions Fund Begins Trading on the New York Stock Exchange

The Fund Employs a “Best Ideas” Strategy across the Global Credit Market

LOS ANGELES, April 26, 2013 /PRNewswire/ – DoubleLine Income Solutions Fund (the “Fund”) has completed an initial public offering of common shares listed on the New York Stock Exchange, Fund adviser DoubleLine Capital LP (“DoubleLine”) announced today. Organized as a non-diversified, closed-end management investment company, the Fund trades under the symbol “DSL.”

The Fund raised approximately $2.3 billion in proceeds (before deduction of the sales load and offering expenses and exclusive of the underwriters’ overallotment option) in the offering of 92 million common shares at $25 per share. The Fund has granted the underwriters an option to purchase additional common shares at the public offering price less the sales load within 45 days of the date of prospectus, solely to cover overallotments, if any.

As of April 25, 2013, the $2.3 billion capital raise represents one of the largest IPOs for any closed-end bond fund in the U.S.

UBS Investment Bank, BofA Merrill Lynch, Citigroup, Morgan Stanley and Wells Fargo Securities served as lead underwriters in connection with the offering.

About DoubleLine Income Solutions Fund

The Fund’s primary investment objective is to seek high current income; its secondary objective is to seek capital appreciation. The Fund will seek to achieve its investment objectives by investing in a portfolio of investments selected for their potential to provide high current income, growth of capital, or both. DoubleLine expects that the Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities and other income-producing investments anywhere in the world, including emerging markets. The Fund may invest in mortgage-backed securities of any kind and may invest without limit in securities rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”). There is no guarantee that the Fund will achieve its investment objectives. Investing in the Fund involves the risk of principal loss.

As soon as reasonably practicable following the completion of the initial public offering, the Fund intends, subject to then favorable market conditions, to add leverage to its portfolio by using reverse repurchase agreements, dollar roll transactions and/or borrowings, such as through loans or lines of credit from banks or other credit facilities. DoubleLine currently expects that the leverage initially obtained through such instruments may represent approximately 33 1/3% of the Fund’s total assets (including the amounts of leverage obtained through the use of such instruments). The Fund will use leverage opportunistically and may choose to increase, decrease, or eliminate its use of leverage over time and from time to time based on DoubleLine’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

DoubleLine Capital LP | | 333 S. Grand Ave., 18th Floor | | Los Angeles, CA 90071 | | 213.633.8200 main

DoubleLine® is a registered trademark of DoubleLine Capital LP.

The Fund’s strategy was conceived in an effort to provide a solution to income investors in an environment where traditional income investments in many instances have offered unattractive yield relative to interest-rate and credit risks assumable in those assets.

“With the developed world continuing down the path of quantitative easing, the traditional sectors of the global fixed income market have provided yields of less than 3%,” said Jeffrey Gundlach, Chief Executive Officer and Chief Investment Officer of DoubleLine. “Today, we believe it is important to be flexible in allocating across other, non-traditional sectors of the fixed income market.”

Mr. Gundlach, Luz Padilla and Bonnie Baha have primary responsibility for the day-to-day portfolio management of the Fund. Ms. Padilla manages the emerging markets fixed income portion of the Fund’s portfolio. Ms. Baha manages the global developed credit part of the portfolio.

The Fund initially intends to invest a significant portion of its assets in securities of issuers domiciled or organized in emerging market countries, although the composition of the Fund’s portfolio may change over time and from time to time. The Fund may also invest in, among other things, below investment grade securities, non-Agency mortgage-backed securities, and bank loans. DoubleLine expects that the Fund will normally not invest more than 50% of its total assets in a single debt security market sector (excluding U.S. Government securities), as determined by DoubleLine.

About DoubleLine Capital LP

DoubleLine Capital LP, a registered investment adviser under the Investment Advisers Act of 1940, acts as the investment adviser for the Fund. DoubleLine and its affiliates manage approximately $59 billion in assets held in closed- and open-end 1940 Act funds, separate accounts, hedge funds and UCITS. DoubleLine’s headquarters is in Los Angeles, CA. Its offices can be reached by telephone at (213) 633-8200 or by e-mail at info@doubleline.com. Media can reach DoubleLine by e-mail at media@doubleline.com. DoubleLine® is a registered trademark of DoubleLine Capital LP.

As the Fund is newly organized, its shares have no history of operations or public trading. Shares of closed-end investment companies frequently trade at a discount to their net asset value, which may increase investors’ risk of loss. This risk may be greater for investors expecting to sell their shares in a relatively short period after the completion of this public offering. Because of the risks associated with investing in high yield securities, foreign and emerging market securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, among other risks, an investment in the Fund should be considered speculative, involves a high degree of risk and should not constitute a complete investment program.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus, which contains this and other important information about the Fund, should be read carefully before investing. A copy of the prospectus can be obtained on the SEC website by clicking here. An investment in the Fund should not constitute a complete investment program.

DoubleLine Capital LP | | 333 S. Grand Ave., 18th Floor | | Los Angeles, CA 90071 | | 213.633.8200 main

DoubleLine® is a registered trademark of DoubleLine Capital LP.

There is no assurance that the Fund will achieve its investment objectives.

This document is not an offer to sell securities or the solicitation of an offer to buy securities, nor shall there be any sale or offer of these securities, in any jurisdiction where such sale or offer is not permitted. Fund investing involves risk. Principal loss is possible.

Investments in debt securities typically decline in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” There is no assurance the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased cost. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increase in property taxes or operating costs. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. The Fund may make short sales of securities, which involve the risk that losses may exceed the original amount invested. The Fund may invest in small companies, which involve additional risks such as limited liquidity and greater volatility.

Past performance is no guarantee of future results.

This material may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Fund, market or regulatory developments. The views expressed herein are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed herein are subject to change at any time based upon economic, market, or other conditions and DoubleLine undertakes no obligation to update the views expressed herein. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent. Information included herein is not an indication of the Fund’s future portfolio composition.

The Fund is a “non-diversified” investment company and therefore may invest a greater percentage of its assets in the securities of a single issuer or a limited number of issuers than funds that are “diversified.” Accordingly, the Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be.

Quasar Distributors, LLC provides filing administration for DoubleLine Capital LP.

DoubleLine Capital LP | | 333 S. Grand Ave., 18th Floor | | Los Angeles, CA 90071 | | 213.633.8200 main

DoubleLine® is a registered trademark of DoubleLine Capital LP.